Shareholders' Equity - Summary of Stock Options (Detail)			12 Months Ended
	Dec. 27, 2019 shares	Jun. 30, 2018 shares	Dec. 31, 2019 $ / shares	Dec. 31, 2018 $ / shares
Disclosure of Shareholder's Equity [Abstract]
Number of options, Balance at beginning of year			3,130,000	3,640,000
Number of options, Granted during the year	1,090,000	200,000	1,090,000	240,000
Number of options, Expired/forfeited during the year			(701,665)	(750,000)
Number of options, Balance at end of the year			3,518,335	3,130,000
Number of options, Options exercisable at the end of the year			1,972,223	2,183,334
Weighted average exercise price, Balance at beginning of year			$ 4.17	$ 4.40
Weighted average exercise price, Granted during the year			1.30	3.30
Weighted average exercise price, Expired/forfeited during the year			4.24	5.00
Weighted average exercise price, Balance at end of the year			3.26	4.17
Weighted average exercise price, Options exercisable at the end of the year			$ 4.32	$ 4.45